Operating Expenses - Components of Operating Expenses (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Operating Expenses 1 [Abstract]
Salaries, commissions and allowances	$ 3,978	$ 4,249
Share-based payments	87	106
Post-employment benefits	242	245
Total staff costs	4,307	4,600
Goods and services	2,063	2,018
Data	829	836
Telecommunications	333	396
Real estate	364	362
Fair value adjustments	183	20
Total operating expenses	$ 8,079	$ 8,232